Unaudited Condensed Consolidated Balance Sheets - EUR (€) € in Millions		Jun. 30, 2023	Dec. 31, 2022
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND		€ 207,546	€ 223,073
FINANCIAL ASSETS HELD FOR TRADING		183,834	156,118
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS		5,796	5,713
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		9,645	8,989
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME		86,756	85,239
FINANCIAL ASSETS AT AMORTISED COST		1,180,302	1,147,044
HEDGING DERIVATIVES		7,532	8,069
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RISK		(4,711)	(3,749)
INVESTMENTS		7,679	7,615
Joint venture entities		1,935	1,981
Associated entities		5,744	5,634
ASSETS UNDER INSURANCE OR REINSURANCE CONTRACTS		243	308
TANGIBLE ASSETS		34,159	34,073
Property, plant and equipment		33,118	33,044
Investment properties		1,041	1,029
INTANGIBLE ASSETS		19,528	18,645
Goodwill		14,126	13,741
Other intangible assets		5,402	4,904
TAX ASSETS		29,840	29,987
Current tax assets		8,793	9,200
Deferred tax assets		21,047	20,787
OTHER ASSETS		9,193	10,082
Insurance contracts linked to pensions		97	104
Inventories		10	11
Other		9,086	9,967
NON-CURRENT ASSETS HELD FOR SALE		3,151	3,453
TOTAL ASSETS		1,780,493	1,734,659
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING		134,888	115,185
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (*)	[1]	36,220	40,268
FINANCIAL LIABILITIES AT AMORTISED COST		1,446,882	1,423,858
HEDGING DERIVATIVES		10,288	9,228
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK		(309)	(117)
LIABILITIES UNDER INSURANCE OR REINSURANCE CONTRACTS (*)	[1]	17,584	16,426
PROVISIONS		8,389	8,149
TAX LIABILITIES		9,648	9,468
Current tax liabilities		3,164	3,040
Deferred tax liabilities		6,484	6,428
OTHER LIABILITIES		14,859	14,609
LIABILITIES ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE		0	0
TOTAL LIABILITIES		1,678,449	1,637,074
SHAREHOLDERS´ EQUITY
SHAREHOLDERS´ EQUITY		127,258	124,732
CAPITAL		8,092	8,397
Called up paid capital		8,092	8,397
Unpaid capital which has been called up		0	0
SHARE PREMIUM		44,373	46,273
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL		704	688
Equity component of the compound financial instrument		0	0
Other equity instruments issued		704	688
OTHER EQUITY		196	175
ACCUMULATED RETAINED EARNINGS		74,112	66,702
REVALUATION RESERVES		0	0
OTHER RESERVES		(5,413)	(5,454)
(-) OWN SHARES		(47)	(675)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT		5,241	9,605
(-) INTERIM DIVIDENDS		0	(979)
OTHER COMPREHENSIVE INCOME (LOSS)		(33,789)	(35,628)
ITEMS NOT RECLASSIFIED TO PROFIT OR LOSS		(4,956)	(4,635)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS		(28,833)	(30,993)
NON-CONTROLLING INTEREST		8,575	8,481
Other comprehensive income		(1,484)	(1,856)
Other items		10,059	10,337
TOTAL EQUITY		102,044	97,585
TOTAL LIABILITIES AND EQUITY		1,780,493	1,734,659
Pension and other post-retirement obligations
LIABILITIES
PROVISIONS		2,284	2,392
Other long term employee benefits
LIABILITIES
PROVISIONS		859	950
Taxes and other legal contingencies
LIABILITIES
PROVISIONS		2,558	2,074
Contingent liabilities and commitments
LIABILITIES
PROVISIONS		756	734
Other provisions
LIABILITIES
PROVISIONS		1,932	1,999
Loan commitments granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS		283,903	274,075
Financial guarantees granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS		14,401	12,856
Other commitments granted
SHAREHOLDERS´ EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS		113,266	92,672
For own-use
ASSETS
Property, plant and equipment		13,718	13,489
Leased out under an operating lease
ASSETS
Property, plant and equipment		19,400	19,555
Investment properties		€ 872	€ 804

[1]	See impact of IFRS 17 as at 31 December 2022 (see Note 1.b).